Expense Example	Feb. 25, 2026 USD ($)
T. Rowe Price Hedged Equity Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	484
Expense Example, with Redemption, 10 Years	1,094
T. Rowe Price Hedged Equity Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
T. Rowe Price Hedged Equity Fund - Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
T. Rowe Price Large-Cap Growth Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	403
Expense Example, with Redemption, 10 Years	911
T. Rowe Price Large-Cap Growth Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
T. Rowe Price Large-Cap Value Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	421
Expense Example, with Redemption, 10 Years	961
T. Rowe Price Large-Cap Value Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	701
T. Rowe Price Institutional Large-Cap Core Growth Fund [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	701
T. Rowe Price Institutional Mid-Cap Equity Growth Fund [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
T. Rowe Price Institutional Small-Cap Stock Fund [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	$ 822